Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders’ Equity
Schedule of Share capital

	Number of shares 2020	Number of shares 2019	Number of shares 2018
	Ordinary	Ordinary	Ordinary
Balance at January 1	53,975,838	43,149,987	36,425,014
Issued for cash	53,708	10,454,545	6,612,500
Issued for services	102,007	371,306	112,473
Exercise of share options	303,408	46,900	226,098
Treasury shares issued (transferred)	(303,408)	(46,900)	(226,098)
Balance at December 31	54,131,553	53,975,838	43,149,987

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	Options granted		Options granted		Options granted
	in 2020		in 2019		in 2018
Risk-free interest rate	1.432%		2.430%		2.223%
Expected dividend yield	—%		—%		—%
Expected volatility	78.7%		80.2%		80.9%
Expected life in years	5	years	5	years	5	years

Schedule of Movements in the number of options outstanding and weighted average exercise prices

	2020		2019		2018
	Number of	Average	Number of	Average	Number of	Average
	options	exercise price	options	exercise price	options	exercise price
Balance at January 1	5,575,454	€5.80	4,511,512	€4.24	3,331,875	€4.78
Granted	1,851,056	€7.88	1,237,506	€11.77	1,570,366	€3.11
Forfeited	(85,584)	€7.14	(119,338)	€9.35	(142,467)	€4.29
Exercised	(303,408)	€2.34	(46,900)	€4.18	(226,098)	€4.02
Expired	(16,283)	€8.26	(7,326)	€8.76	(22,164)	€6.42
Balance at December 31	7,021,235	€6.47	5,575,454	€5.80	4,511,512	€4.24
Exercisable at December 31	3,401,449		2,521,477		1,683,731